Borrowings and financial liabilities - Change in financial liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Borrowings and financial liabilities
Balance at beginning of period	€ 13	€ 788
Balance at end of period	1	13
Conditional advances
Borrowings and financial liabilities
Balance at beginning of period	664	906
Impact of amortized costs	29	(230)
New financial debt related to lease obligations		14
Transfer between non-current and current liabilities		(26)
Balance at end of period	686	664
Non-convertible bonds
Borrowings and financial liabilities
Balance at beginning of period	1,722	2,740
Impact of amortized costs	127
New financial debt related to lease obligations		282
Transfer between non-current and current liabilities		(1,300)
Reclassification of the day one gain as a financial asset	(1,394)
Balance at end of period	454	1,722
Convertible bonds
Borrowings and financial liabilities
Balance at beginning of period	1,792	1,647
Impact of amortized costs	178
New financial debt related to lease obligations		145
Balance at end of period	1,971	1,792
Non-current financial lease obligations
Borrowings and financial liabilities
Balance at beginning of period	190	225
Change in fair Value through profit or loss		216
Transfer between non-current and current liabilities		(251)
Reclassification of the day one gain as a financial asset	(54)
Balance at end of period	136	190
Non-current financial derivative instrument
Borrowings and financial liabilities
Balance at beginning of period		536
Change in fair Value through profit or loss		(536)
Non-current borrowing
Borrowings and financial liabilities
Balance at beginning of period	4,368	5,518
Impact of amortized costs	334	(220)
New financial debt related to lease obligations		441
Change in fair Value through profit or loss		216
Transfer between non-current and current liabilities		(1,577)
Reclassification of the day one gain as a financial asset	(1,448)
Balance at end of period	3,247	4,368
Conditional advances
Borrowings and financial liabilities
Balance at beginning of period	418	377
Repayment	(222)
Impact of amortized costs		15
Transfer between non-current and current liabilities		26
Balance at end of period	196	418
Non-convertible bonds
Borrowings and financial liabilities
Balance at beginning of period	1,016	1,524
Repayment	(1,262)	(1,844)
Impact of amortized costs	111	37
Transfer between non-current and current liabilities		1,300
Reclassification of the day one gain as a financial asset	1,394
Balance at end of period	1,259	1,016
Convertible bonds
Borrowings and financial liabilities
Balance at beginning of period	6,462	6,627
Payments	1,920	10,000
Change in fair Value through profit or loss	1,562	675
Conversion in equity	(7,737)	(10,840)
Balance at end of period	2,207	6,462
Accrual interests to pay
Borrowings and financial liabilities
Loan charges and interest	94
Balance at end of period	94
CIR prefinancing debt
Borrowings and financial liabilities
Balance at beginning of period	2,035	3,287
Payments	1,098	1,834
Repayment	(2,146)	(3,458)
Impact of amortized costs		39
Loan charges and interest	123	150
Holdback		183
Transfer between non-current and current liabilities	103
Balance at end of period	1,213	2,035
Current lease obligations
Borrowings and financial liabilities
Balance at beginning of period	280	221
Repayment	(280)	(244)
New financial debt related to lease obligations		52
Transfer between non-current and current liabilities		251
Reclassification of the day one gain as a financial asset	54
Balance at end of period	54	280
Current borrowings
Borrowings and financial liabilities
Balance at beginning of period	10,211	12,036
Payments	3,018	11,834
Repayment	(3,910)	(5,546)
Impact of amortized costs	111	91
New financial debt related to lease obligations		52
Change in fair Value through profit or loss	1,562	675
Loan charges and interest	217	150
Conversion in equity	(7,737)	(10,840)
Holdback		183
Transfer between non-current and current liabilities	103	1,577
Reclassification of the day one gain as a financial asset	1,448
Balance at end of period	5,023	10,211
Current derivative liabilities
Borrowings and financial liabilities
Balance at beginning of period	13	788
Change in fair Value through profit or loss	(12)	(775)
Balance at end of period	€ 1	€ 13